Short-Term Loans Receivable	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
SHORT-TERM LOANS RECEIVABLE
9.	SHORT-TERM LOANS RECEIVABLE

As of June 30, 2018, the balance mainly represents a loan of RMB50,000 to a real estate developing company for one year from June 5, 2018 to June 4, 2019, with annual interest of 10%. The loan was guaranteed by the legal representative and the controlling shareholder of the real estate developing company. The loan of RMB50,000 with interests has been early repaid in July 2018.

The Company recognized interest income on short-term loans receivable of approximate RMB 1,393 and RMB 310 during the years ended June 30, 2018 and 2019, respectively.